Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
OTHER FINANCIAL LIABILITIES
Schedule of Balances of Other Financial Liabilities

	Current		Non-current
	12-31-2022	12-31-2021	12-31-2022	12-31-2021
Other financial liabilities	ThCh$	ThCh$	ThCh$	ThCh$
Interest –bearing borrowings	55,977,988	75,182,769	2,138,411,462	1,868,805,671
Hedging derivatives (*)	7,593,354	11,647,944	45,391,794	72,386,037
Non-hedging derivatives (**)	4,948,441	1,509,177	—	682,670
Total	68,519,783	88,339,890	2,183,803,256	1,941,874,378

(*) See Note 23.2.a

(**) See Note 23.2.b

Schedule of Interest-bearing Borrowings

The detail of current and non-current interest-bearing borrowings as of December 31, 2022 and 2021, is as follows:

	Current		Non-current
	12-31-2022	12-31-2021	12-31-2022	12-31-2021
Classes of Interest-bearing borrowings	ThCh$	ThCh$	ThCh$	ThCh$
Secured bank loans	700,871	25,389,270	251,622,840	—
Unsecured bank loans	926,860	210,122	213,543,720	210,558,388
Unsecured obligations with the public	54,350,257	49,583,377	1,673,244,902	1,658,247,283
Total	55,977,988	75,182,769	2,138,411,462	1,868,805,671

Summary of Bank Loans by Currency and Maturity

					12-31-2022
					Maturity			Maturity
Country	Currency	Effective Interest	Nominal Interest	Secured / Unsecured	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than Five Years	Total Non-Current
		Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	5.08%	5.08%	Yes	—	700,871	700,871	—	—	—	20,968,571	230,654,269	251,622,840
Chile	CLP	3.04%	3.04%	No	83	—	83	—	—	—	—	—	—
Chile	US$	4.36%	4.36%	No	595	926,182	926,777	42,616,261	42,548,459	128,379,000	—	—	213,543,720
				Total	678	1,627,053	1,627,731	42,616,261	42,548,459	128,379,000	20,968,571	230,654,269	465,166,560

					12-31-2021
					Maturity			Maturity
Country	Currency	Effective Interest	Nominal Interest	Secured / Unsecured	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than Five Years	Total Non-Current
		Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	1.50%	1.50%	Yes	—	25,389,270	25,389,270	—	—	—	—	—	—
Chile	CLP	6.00%	6.00%	No	3	—	3	—	—	—	—	—	—
Chile	US$	1.11%	1.02%	No	—	210,119	210,119	—	41,944,576	41,910,312	126,703,500	—	210,558,388
				Total	3	25,599,389	25,599,392	—	41,944,576	41,910,312	126,703,500	—	210,558,388

Summary of Identification of Bank Borrowings by Company

											12-31-2022
											Maturity			Maturity
Taxpayer ID	Company	Country	Taxpayer ID	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Non-current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander (Overdraft facility)	Chile	CLP	6.00%	6.00%	Upon expiration	No	3	—	3	—	—	—	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Foreign	Inter-American Development Bank (BID)	USA	US$	1.50%	1.50%	Upon expiration	Yes	—	—	—	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	97.018.000-1	Overdraft facility (Banco Scotiabank)	Chile	CLP	6.00%	6.00%	Upon expiration	No	—	—	—	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	97.036.000-k	Banco Santander	Chile	US$	5.22%	5.22%	Upon expiration	No	—	24,825	24,825	42,616,261	—	—	—	—	42,616,261
76.536.353-5	Enel Chile S.A.	Chile	Foreign	Sumitomo Mitsui Banking Corp.NY	USA	US$	5.70%	5.70%	Upon expiration	No	—	318,451	318,451	—	42,548,459	—	—	—	42,548,459
76.536.353-5	Enel Chile S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US$	6.29%	6.29%	Upon expiration	No	—	582,906	582,906	—	—	128,379,000	—	—	128,379,000
76.536.353-5	Enel Chile S.A.	Chile	Foreign	European Investment Bank	Luxembourg	US$	5.17%	5.17%	Annual	Yes	—	314,835	314,835	—	—	—	2,852,867	31,381,533	34,234,400
76.536.353-5	Enel Chile S.A.	Chile	Foreign	European Investment Bank	Luxembourg	US$	5.28%	5.28%	Annual	Yes	—	80,276	80,276	—	—	—	713,217	7,845,383	8,558,600
76.536.353-5	Enel Chile S.A.	Chile	Foreign	European Investment Bank	Luxembourg	US$	4.79%	4.79%	Annual	Yes	—	305,760	305,760	—	—	—	17,402,487	191,427,353	208,829,840
76.536.353-5	Enel Chile S.A.	Chile	97.018.000-1	Commitment fee (Scotiabank)	Chile	CLP	0.09%	0.09%	Quarterly	No	80	—	80	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	Foreign	Commitment fee (BBVA ES)	Spain	US$	0.25%	0.25%	Quarterly	No	595	—	595	—	—	—	—	—	—
										Total	678	1,627,053	1,627,731	42,616,261	42,548,459	128,379,000	20,968,571	230,654,269	465,166,560

											12-31-2021
											Maturity			Maturity
Taxpayer ID	Company	Country	Taxpayer ID	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured	Less than 90 years ThCh$	More than 90 years ThCh$	Total Current ThCh$	One to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	Non-current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander (Overdraft facility)	Chile	CLP	6.00%	6.00%	Upon expiration	No	3	—	3	—	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Foreign	Inter-American Development Bank (BID)	USA	US$	1.50%	1.50%	Upon expiration	Yes	—	25,389,270	25,389,270	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	97.018.000-1	Overdraft facility (Banco Scotiabank)	Chile	CLP	6.00%	6.00%	Upon expiration	No	—	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	97.036.000-k	Banco Santander	Chile	US$	5.22%	5.22%	Upon expiration	No	—	1,991	1,991	41,944,576	—	—	41,944,576
76.536.353-5	Enel Chile S.A.	Chile	Foreign	Sumitomo Mitsui Banking Corp.NY	USA	US$	5.70%	5.70%	Upon expiration	No	—	73,007	73,007	—	41,910,312	—	41,910,312
76.536.353-5	Enel Chile S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US$	6.29%	6.29%	Upon expiration	No	—	135,121	135,121	—	—	126,703,500	126,703,500
76.536.353-5	Enel Chile S.A.	Chile	Foreign	European Investment Bank	Luxembourg	US$	5.17%	5.17%	Annual	Yes	—	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	Foreign	European Investment Bank	Luxembourg	US$	5.28%	5.28%	Annual	Yes	—	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	Foreign	European Investment Bank	Luxembourg	US$	4.79%	4.79%	Annual	Yes	—	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	97.018.000-1	Commitment fee (Scotiabank)	Chile	CLP	0.09%	0.09%	Quarterly	No	—	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	Foreign	Commitment fee (BBVA ES)	Spain	US$	0.25%	0.25%	Quarterly	No	—	—	—	—	—	—	—
										Total	3	25,599,389	25,599,392	41,944,576	41,910,312	126,703,500	210,558,388

Summary of Unsecured Liabilities by Currency and Maturity

The detail of unsecured liabilities by currency and maturity as of December 31, 2022 and 2021, is as follows:

-	Summary of Unsecured liabilities by currency and maturity.

					12-31-2022
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
Country	Currency	Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	7.08%	6.49%	No	8,801,651	5,273,643	14,075,294	341,190,623	—	—	175,773,904	930,723,093	1,447,687,620
Chile	UF	6.01%	5.48%	No	—	40,274,963	40,274,963	39,222,125	39,222,125	39,222,125	39,222,125	68,668,782	225,557,282
				Total	8,801,651	45,548,606	54,350,257	380,412,748	39,222,125	39,222,125	214,996,029	999,391,875	1,673,244,902

					12-31-2021
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
Country	Currency	Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	7.08%	6.49%	No	8,686,780	5,204,817	13,891,597	—	335,926,442	—	—	1,089,748,792	1,425,675,234
Chile	UF	6.01%	5.48%	No	—	35,691,780	35,691,780	34,620,562	34,620,562	34,620,562	34,620,562	94,089,801	232,572,049
				Total	8,686,780	40,896,597	49,583,377	34,620,562	370,547,004	34,620,562	34,620,562	1,183,838,593	1,658,247,283

Summary of Unsecured Liabilities by Company

											12-31-2022									12-31-2021
											Maturity			Maturity						Maturity			Maturity
Taxpayer ID	Company	Country	Taxpayer ID	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured	Less than 90 days ThCh$	More than 90 days	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non-Current ThCh$	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non-Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First issuance S-1	USA	US$	8.00%	7.87%	Upon expiration	No	5,781,737	—	5,781,737	—	—	—	175,773,904	—	175,773,904	5,706,279	—	5,706,279	—	—	—	—	173,387,986	173,387,986
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First issuance S-2	USA	US$	8.80%	7.33%	Upon expiration	No	1,848,884	—	1,848,884	—	—	—	—	59,583,109	59,583,109	1,824,754	—	1,824,754	—	—	—	—	58,776,668	58,776,668
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First issuance S-3	USA	US$	8.68%	8.13%	Upon expiration	No	1,171,030	—	1,171,030	—	—	—	—	29,207,740	29,207,740	1,155,747	—	1,155,747	—	—	—	—	28,755,477	28,755,477
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Single 24296	USA	US$	4.67%	4.25%	Upon expiration	No	—	3,071,586	3,071,586	341,190,623	—	—	—	—	341,190,623	—	3,031,498	3,031,498	—	335,926,442	—	—	—	335,926,442
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander -317 Series-H	Chile	UF	7.17%	6.20%	Biannual	No	—	7,889,718	7,889,718	7,303,084	7,303,084	7,303,084	7,303,084	5,728,650	34,940,986	—	7,047,198	7,047,198	6,446,281	6,446,281	6,446,281	6,446,281	10,683,388	36,468,512
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 522 Series-M	Chile	UF	4.85%	4.75%	Biannual	No	—	32,385,245	32,385,245	31,919,041	31,919,041	31,919,041	31,919,041	62,940,132	190,616,296	—	28,644,582	28,644,582	28,174,281	28,174,281	28,174,281	28,174,281	83,406,413	196,103,537
76.536.353-5	Enel Chile S.A.	Chile	Foreign	BNY Mellon - Single	USA	US$	5.24%	4.88%	Upon expiration	No	—	2,202,057	2,202,057	—	—	—	—	841,932,244	841,932,244	—	2,173,319	2,173,319	—	—	—	—	828,828,661	828,828,661
										Total Unsecured Bonds	8,801,651	45,548,606	54,350,257	380,412,748	39,222,125	39,222,125	214,996,029	999,391,875	1,673,244,902	8,686,780	40,896,597	49,583,377	34,620,562	370,547,004	34,620,562	34,620,562	1,183,838,593	1,658,247,283

Summary of Changes in Reserve for Cash Flow Hedges

	For the years ended December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Balance in hedge reserves (income hedge) at the beginning of the year net	(281,553,799)	(60,345,663)	(189,813,409)
Exchange differences recorded in equity net	(79,982,722)	(248,168,691)	98,288,849
Allocation of exchange differences to income net	47,855,413	26,960,555	31,178,897
Balance in hedge reserves (income hedge) at the end of the year net	(313,681,107)	(281,553,799)	(60,345,663)

Summary of estimation of undiscounted flows by bank loans

			12-31-2022									12-31-2021
			Maturity			Maturity						Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-current	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-current
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	4.72%	4,440,158	13,320,472	17,760,630	59,969,992	59,381,559	164,416,712	32,155,498	264,985,598	580,909,359	698,527	27,612,245	28,310,772	2,410,877	44,943,858	44,801,951	129,494,530	—	221,651,216
Chile	CLP	3.04%	3	—	3	—	—	—	—	—	—	3	—	3	—	—	—	—	—	—
Total			4,440,161	13,320,472	17,760,633	59,969,992	59,381,559	164,416,712	32,155,498	264,985,598	580,909,359	698,530	27,612,245	28,310,775	2,410,877	44,943,858	44,801,951	129,494,530	—	221,651,216

Summary of Guaranteed and Unsecured bonds

			12-31-2022									12-31-2022
			Maturity			Maturity						Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-current
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.49%	20,115,546	60,346,639	80,462,185	411,183,992	65,374,889	65,374,889	228,729,357	1,213,353,136	1,984,016,263	20,108,083	60,324,249	80,432,332	80,432,332	411,026,050	65,350,879	65,350,879	1,441,550,517	2,063,710,657
Chile	UF	5.48%	3,438,027	48,772,585	52,210,612	50,193,204	48,175,796	46,158,387	44,140,978	76,708,509	265,376,874	3,524,020	44,954,298	48,478,318	46,675,021	44,871,725	43,068,428	41,265,131	108,039,559	283,919,864
Total			23,553,573	109,119,224	132,672,797	461,377,196	113,550,685	111,533,276	272,870,335	1,290,061,645	2,249,393,137	23,632,103	105,278,547	128,910,650	127,107,353	455,897,775	108,419,307	106,616,010	1,549,590,076	2,347,630,521